Accounts Payable (Tables)	6 Months Ended
Mar. 31, 2026
Accounts Payable [Abstract]
Schedule of Accounts Payable	Accounts payable consisted of the following:
	March 31, 2026	September 30, 2025
Accounts payable	$2,603,358	$3,256,624
Total accounts payable	$2,603,358	$3,256,624